Related Party Transactions (Detail: Text Values) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Related party transactions [abstract]
Key management loans and commitments	€ 11	€ 2
Key management deposits	15	8
Loans past due from transactions with subsidiaries, joint ventures and associates	0	0
Collateral held for loans outstanding	0	0
Trading assets and positive market values from derivative financial transactions with associated companies	13	17
Other assets related to transactions with associated companies	1	2
Other liabilities related to transactions with associated companies	€ 4	€ 4